UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme           La Crosse, Wisconsin          2/14/2000
-----------------------       --------------------        -------------
     (Signature)                  (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               53

Form 13F Information Table Value Total:   $86,400,368.71

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.    None

                           FORM 13F INFORMATION TABLE
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                         Title                Fair         Shares/
                           of                 Market        PRN     SH/  Put/ Investmt   Other
Name of Issuer           Class     CUSIP      Value         AMT     PRN  Call  Dscretn  Managers   Sole   Share   None

AT&T Corp.                COM    001957109  1,600,609.50   31,500   SH          Sole              31,500
Allstate Corp.            COM    020002101  1,082,835.00   45,000   SH          Sole              45,000
American Home Products
 Corp.                    COM    026609107    785,000.00   20,000   SH          Sole              20,000
Bank of America Corp.     COM    060505104  1,104,136.00   22,000   SH          Sole              22,000
Bank One Corp.            COM    06423A103  1,248,000.00   39,000   SH          Sole              39,000
Boston Scientific Corp.   COM    101137107  1,421,875.00   65,000   SH          Sole              65,000
Burlington Northern
 Santa Fe Corp.           COM    12189T104  1,018,500.00   42,000   SH          Sole              42,000
CSX Corp.                 COM    126408103    847,125.00   27,000   SH          Sole              27,000
Cardinal Health Inc.      COM    14149Y108  1,244,750.00   26,000   SH          Sole              26,000
Caterpillar Inc.          COM    149123101    941,260.00   20,000   SH          Sole              20,000
Cendant Corp.             COM    151313103  1,646,906.00   62,000   SH          Sole              62,000
Chase Manhattan Corp.     COM    16161A108  1,223,586.00   15,750   SH          Sole              15,750
Cisco Systems Inc.        COM    17275R102  2,329,968.75   21,750   SH          Sole              21,750
Compaq Computer Corp.     COM    204493100  4,140,639.00  153,000   SH          Sole             153,000
Computer Associates
 International            COM    204912109  2,307,954.00   33,000   SH          Sole              33,000
Compuware Corp.           COM    205638109  2,309,500.00   62,000   SH          Sole              62,000
Conseco Inc.              COM    208464107  1,293,223.80   72,600   SH          Sole              72,600
Dana Corp.                COM    235811106    598,760.00   20,000   SH          Sole              20,000
Dell Computer Corp.       COM    247025109  1,785,000.00   35,000   SH          Sole              35,000
Delta Airlines Inc.       COM    247361108  1,394,764.00   28,000   SH          Sole              28,000
Eastman Kodak Co.         COM    277461109  2,981,250.00   45,000   SH          Sole              45,000
Edison International      COM    281020107  1,178,460.00   45,000   SH          Sole              45,000
Federated Department
 Stores Inc.              COM    31410H101  1,314,638.00   26,000   SH          Sole              26,000
First Data Corp.          COM    319963104  2,367,024.00   48,000   SH          Sole              48,000
First Union Corp.         COM    337358105    955,202.00   29,000   SH          Sole              29,000
Fleetboston Financial
 Corp.                    COM    339030108  1,979,153.86   56,851   SH          Sole              56,851
Ford Motor Co.            COM    345370100  1,092,916.50   20,500   SH          Sole              20,500
Gap Inc.                  COM    364760108  1,564,000.00   34,000   SH          Sole              34,000
Gateway Inc.              COM    367626108  2,738,394.00   38,000   SH          Sole              38,000


General Dynamics Corp.    COM    369550108  1,318,750.00   25,000   SH          Sole              25,000
Heinz (H J) Co.           COM    423074103    995,325.00   25,000   SH          Sole              25,000
Home Depot Inc.           COM    437076102  2,371,875.00   34,500   SH          Sole              34,500
Honeywell International
 Inc.                     COM    438516106  2,999,776.00   52,000   SH          Sole              52,000
Intel Corp.               COM    458140100  2,387,077.00   29,000   SH          Sole              29,000
Johnson Controls Inc.     COM    478366107  1,094,843.75   19,250   SH          Sole              19,250
Kimberly Clark Corp.      COM    494368103  2,625,699.75   40,125   SH          Sole              40,125
MCI Worldcom Inc.         COM    55268B106  1,703,322.30   32,100   SH          Sole              32,100
Merck & Co. Inc.          COM    589331107  1,545,324.00   23,000   SH          Sole              23,000
Morgan Stanley Dean
 Witter Discover          COM    617446448  1,570,250.00   11,000   SH          Sole              11,000
Nucor Corp                COM    670346105  1,246,995.75   22,750   SH          Sole              22,750
Parker Hannifin Corp.     COM    701094104  1,231,512.00   24,000   SH          Sole              24,000
Sears Roebuck & Co.       COM    812387108  2,156,625.00   71,000   SH          Sole              71,000
Sun Microsystems Inc.     COM    866810104  2,942,644.00   38,000   SH          Sole              38,000
Tenet Healthcare Corp.    COM    88033G100  1,316,000.00   56,000   SH          Sole              56,000
Travelers Property
 Casualty Corp. A         COM    893939108  1,250,125.00   36,500   SH          Sole              36,500
Tyco International Ltd.   COM    902124106  1,248,000.00   32,000   SH          Sole              32,000
United Healthcare Corp.   COM    910581107  2,085,156.25   39,250   SH          Sole              39,250
United Parcel Service     COM    911312106     34,500.00      500   SH          Sole                 500
United Technologies Corp. COM    913017109  2,535,000.00   39,000   SH          Sole              39,000
Warner Lambert Co.        COM    934488107  2,048,450.00   25,000   SH          Sole              25,000
Washington Mutual Inc.    COM    939322103    931,500.00   36,000   SH          Sole              36,000
Hilfiger (Tommy) Corp.    COM    G8915Z102    759,687.50   32,500   SH          Sole              32,500
Transocean Offshore Inc.  COM    G90076103  1,506,500.00   46,000   SH          Sole              46,000
GRAND TOTAL                                86,400,368.71 1,972,426
